UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vision Opportunity Capital Management LLC.
Address: 20 W. 55th Street
         5th Floor
         New York, NY  10019

13F File Number:  28-12155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Benowitz
Title:     Portfolio Manager
Phone:     (212) 849-8225

Signature, Place, and Date of Signing:

     /s/ Adam Benowitz     New York, NY/USA     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $14,013 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AERO GROW INTL INC             COM              00768M103       58    20000     CALL NONE                        0        0    20000
HEMISPHERX BIOPHARMA INC       COM              42366C103       11   188461     CALL NONE                        0        0   188461
HQ SUSTAINABLE MARITIM IND I   COM NEW          40426A208      530    83334 SH       SOLE                        0        0    83334
INTERNET COMM CORP             CL A             46059F109      131    98600     CALL NONE                        0        0    98600
INTERNET COMM CORP             CL A             46059F109      214    66200 SH       NONE                        0        0    66200
ISHARES TR                     RSSL MCRCP IDX   464288869     4343   330951 SH  PUT  NONE                        0        0   330951
SECURITY W ADVANCED TECHNOLO   *W EXP 07/18/201 815175112      534  2026667     CALL NONE                        0        0  2026667
SECURITY W ADVANCED TECHNOLO   COM              815175104     1072  3370000     CALL NONE                        0        0  3370000
SECURITY W ADVANCED TECHNOLO   COM              815175104     6876  1986667 SH       SOLE                  1986667        0        0
VIRTUALSCOPICS INC             COM              928269109       13   100000     CALL SOLE                   100000        0        0
VIRTUALSCOPICS INC             COM              928269109      231   141000 SH       SOLE                   141000        0        0